Investments Accounted for Using the Equity Method - Summary of Investments in Associates and Joint Ventures (Details) - EUR (€) € / shares in Units, € in Millions		2 Months Ended	6 Months Ended
		Jun. 30, 2025	Jun. 30, 2025		Jun. 30, 2024	[1],[2]	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Investments accounted for using the equity method	[1]	€ 3,563	€ 3,563				€ 316
Share of profit/(loss) from investments accounted for using the equity method		11	€ 85	[1]	€ (22)
EUROAPI
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	[3]		29.60%
Investments in associates	[3]	82	€ 82				82
Opella
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	[4]		48.20%
Investments in associates	[4]	€ 3,239	€ 3,239				€ 0
Loans to Associates			€ 241
OPAL JV Co [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate			48.20%
CD&R [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate			50.00%
Bpifrance [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate			1.80%
EUROAPI
Disclosure of transactions between related parties [line items]
Stock price (in euro per share)		€ 2.89	€ 2.89				€ 2.88
MSP Vaccine Company | MCM Vaccine BV
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary			100.00%
Infraserv GmbH & Co. Höchst KG
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	[5]		31.20%
Investments in joint ventures	[5]	€ 93	€ 93				€ 102
MSP Vaccine Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	[6]		50.00%
Investments in joint ventures	[6]	79	€ 79				81
Other investments
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture			0.00%
Investments in joint ventures		€ 70	€ 70				€ 51

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	The investment in EUROAPI includes an impairment loss booked in prior years determined by reference to the quoted market price (€2.89 as of June 30, 2025, and €2.88 as of December 31, 2024).
[4]	Following the loss of control of Opella, Sanofi holds 48.2% of OPAL JV Co (CD&R holds 50% and Bpifrance holds 1.8%), see Note B.1.. As of June 30, 2025, the investment includes a €241 million loan to OPAL JV Co being in substance part of the investment.
[5]	Joint venture.
[6]	Joint venture. MSP Vaccine Company owns 100% of MCM Vaccine BV.